INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS AND GOODWILL
NOTE 7 — INTANGIBLE ASSETS AND GOODWILL

The carrying amounts of intangible assets at December 31, 2012 and 2011 are as follows:

	2012	2011
Customer relationships acquired	$1,684	$1,647
Less: Accumulated amortization	(206)	(80)
Balance at December 31,	$1,478	$1,567

Amortization expenses included in direct operating expenses in the accompanying statements of income and comprehensive income for the years ended December 31, 2012, 2011 and 2010 were $126, $80 and $0, respectively.

Amortization expense for the next five years is as follows:

2013	$126
2014	126
2015	126
2016	126
2017	126
Thereafter	848
Total	$1,478

The Corporation’s goodwill balance at December 31, 2012 and 2011 was as follows:

	2012	2011
Datum acquisition	$2,306	$2,246

The differences in the amounts of goodwill and customer relationships between the years relate to foreign currency translations.